Income Taxes (Provision for Income Taxes) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current tax:
U.S. federal	$ 0	$ (1)	$ 6
State and foreign	154	171	147
Current tax, total	154	170	153
Deferred tax:
U.S. federal	217	19	12
State and foreign	30	(3)	13
Deferred tax, total	247	16	25
Total	$ 401	$ 186	$ 178